RIGHT OF USE ASSETS AND LEASE LIABILITIES	12 Months Ended
Dec. 31, 2024
Right Of Use Asset And Lease Liability [Abstract]
RIGHT OF USE ASSETS AND LEASE LIABILITIES	RIGHT OF USE ASSETS AND LEASE LIABILITIES
The Group has entered into lease agreements primarily for the lease of offices and premises. Changes in right of use assets and lease liabilities as of December 31, 2024 and 2023 are as follows:

	2024	2023
Lease liabilities:
As of the beginning of the year	8,683,029	7,225,911
Additions	290,390	154,795
Financial adjustments	556,625	781,604
Foreign Exchange gain /(losses)	1,084,886	9,302,052
Gain on net monetary position	(4,513,220)	(6,689,155)
Deletions	(1,179,113)	-
Payments	(1,735,954)	(2,092,178)
As of the end of the year	3,186,643	8,683,029

Right of use assets:
As of the beginning of the year	5,545,007	7,124,046
Additions	290,390	154,795
Deletions	(1,253,208)	-
Depreciation	(1,405,791)	(1,733,834)
As of the end of the year	3,176,398	5,545,007